Business developments	12 Months Ended
Dec. 31, 2014
Business developments
3 Business developments, significant shareholders and subsequent events
The Group’s significant business developments for 2014 as well as the Group’s significant shareholders are discussed below.
Business developments
Divestitures
> Refer to “Note 4 – Discontinued operations” for information on business divestitures that are disclosed as discontinued operations.
In July 2014, the Group entered into an agreement to sell Private Banking & Wealth Management’s local affluent and upper affluent business in Italy to Banca Generali S.p.A. The transaction included approximately 50 agents of Credit Suisse (Italy) S.p.A., with over EUR 1.9 billion of assets under management. The transaction closed in the fourth quarter of 2014.
In July 2014, the Group announced that it had decided to exit its small commodities trading business with respect to the global macro products business. The Group plans to re-focus its foreign exchange business towards a combination of electronic trading and voice offering for larger and more complex trades and plans to simplify its rates product offering to focus primarily on satisfying client liquidity needs in cash products and derivatives.
In August 2014, the Group announced the sale of Prime Fund Services (PFS), including the existing PFS team, to BNP Paribas. The transaction is expected to close in 2015, subject to customary closing conditions, including antitrust and regulatory clearances. Revenues, expenses and the expected pre-tax gain on the disposal from this sale are immaterial.
Mergers and acquisitions
In the second quarter of 2014, the Group completed the acquisition of Morgan Stanley’s private wealth management businesses in the Europe, Middle East and Africa (EMEA) region, excluding Switzerland. The business is based in the UK, Italy and Dubai, serving predominantly international >>>ultra-high-net-worth individuals (UHNWI) and >>>high-net-worth individual (HNWI) clients across Europe. The transaction was structured as an asset deal with multiple closings, the first of which occurred in December 2013.
In April 2014, the Group entered into an agreement with the then head of Credit Suisse Hedging-Griffo Asset Management pursuant to which he became the controlling shareholder of a new firm, Verde Asset Management, and the Group became a minority shareholder. The transaction closed in the fourth quarter of 2014.
Significant shareholders
In a disclosure notification that the Group published on April 6, 2013, the Group was notified that as of February 25, 2013, The Olayan Group, through its registered entity Crescent Holding GmbH, held 88.5 million shares, or 6.7%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from The Olayan Group relating to holdings of registered Group shares in 2014.
In a disclosure notification that the Group published on October 31, 2013, the Group was notified that as of October 23, 2013, Qatar Investment Authority, through its registered entity Qatar Holding LLC, held 82.0 million shares, or 5.2%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Qatar Investment Authority relating to holdings of registered Group shares in 2014.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.2%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Harris Associates L.P. relating to holdings of registered Group shares in 2014.
In a disclosure notification that the Group published on June 19, 2014, the Group was notified that as of June 16, 2014, Norges Bank held 80.0 million shares, or 5.0%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Norges Bank relating to holdings of registered Group shares in 2014.
Subsequent events
On January 15, 2015, the Swiss National Bank (SNB) decided to discontinue the minimum exchange rate of CHF 1.20 per euro and to lower the interest rate by 50 basis points to (0.75)% on sight deposits that exceed a certain threshold. It also decreased the target range for the three-month Swiss franc LIBOR. These decisions led to a significant strengthening of the Swiss franc against all major currencies and a decrease in Swiss franc interest rates.

Bank
Business developments
3 Business developments and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in V – Consolidated financial statements – Credit Suisse Group for further information.